Property, plant and equipment (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment Details Narrative
Assets held under finance leases	£ 63	£ 33	£ 266
Depreciation charges	£ 62	£ 22	£ 26